Goodwill, Net (Details) - Schedule of gross amount and accumulated impairment losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Net (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2021	¥ 153,114
Addition in 2022	128
Accumulated impairment loss as of December 31, 2021 and 2022	(43,245)
Net as of December 31, 2021	109,997	¥ 109,869
Net as of December 31, 2022	109,997	109,869
Agency Segment [Member]
Goodwill, Net (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2021	131,977
Addition in 2022	128
Accumulated impairment loss as of December 31, 2021 and 2022	(22,108)
Net as of December 31, 2021	109,997	109,869
Net as of December 31, 2022	109,997	109,869
Claims Adjusting Segment [Member]
Goodwill, Net (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2021	21,137
Addition in 2022
Accumulated impairment loss as of December 31, 2021 and 2022	(21,137)
Net as of December 31, 2021
Net as of December 31, 2022